Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

Note 3: Intangible Assets

Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Impairment is determined to exist if the anticipated future cash flow attributable to the asset is less than its carrying value. The asset is then reduced to the net present value of the anticipated future cash flow.

Domain Name

Domain name represents the cost of an internet domain. The cost is amortized on the straight-line method over its estimated useful life of fifteen (15) years.

	December 31, 2011	December 31, 2010

Cost basis	$ 9,000	$ 9,000
Less: accumulated amortization	(7,432)	(6,002)
	$ 1,568	$ 2,998

Amortization expense for the year ended December 31, 2011 and 2010 was $1,168 and $834 respectively. Estimated amortization expense for each of the ensuing years through December 31, 2013 is $1,336 per year.